[MHM Final]
[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 29, 2016

Fiscal Year:	During the 22nd Term
(From November 1, 2015 to April 30, 2016)

Name of the Reporting Fund:	PUTNAM INCOME FUND

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection	Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Fund:

		(As of May 31, 2016)

			Investment
Types of Assets	Name of Country Total U.S. Dollars		Ratio (%)

US Government & Agency Mortgage
Obligations	United States	2,066,196,329	98.14

Mortgage Baked Securities	United States	1,027,511,305	48.81

	Cayman Islands	462,967	0.02

	Sub-total	1,027,974,272	48.83

Corporate Bonds and Notes	United States	428,740,344	20.36

	United Kingdom	30,309,412	1.44

	Jersey	11,989,578	0.57

	Spain	11,764,977	0.56

	Italy	8,258,545	0.39

	France	7,995,425	0.38

	Mexico	7,715,561	0.37

	Netherlands	7,467,413	0.35

	Canada	7,413,103	0.35

	Sweden	5,623,425	0.27

	Japan	4,981,877	0.24

	Brazil	4,479,780	0.21

	Germany	3,090,598	0.15

	Luxembourg	2,617,121	0.12

	Norway	2,162,191	0.10

	Bermuda	1,510,377	0.07

	Russia	1,021,800	0.05

	Chile	1,001,613	0.05

	Switzerland	712,098	0.03

	Ireland	322,018	0.02

	Peru	214,500	0.01

	Sub-total	549,391,756	26.10

Asset-Backed Securities	United States	41,699,000	1.98

Purchased Swap Options Outstanding	United States	4,473,188	0.21

	United Kingdom	1,284,210	0.06

	Sub-total	5,757,398	0.27

Purchased Options Outstanding	United States	4,297,591	0.20

Municipal Bonds and Notes	United States	3,203,333	0.15

U.S. Treasury Obligations	United States	441,602	0.02

Short-Term Investments	United States	267,173,854	12.69

Cash, Deposit and Other Assets
(After deduction of liabilities)		-1,860,831,382	-88.39

Total		2,105,303,753	100.00
(Net Asset Value)		(JPY 233,562 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 110.94 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2016. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 4:Details of the rating for the bonds invested by the Fund as of the end of May, 2016 are as follows:

Rating	AAA	AA	A	BBB	BB	B	CCC and	Not	Total
							below	rated

Percentage (%)	83.78	1.71	7.86	24.87	8.64	9.80	1.41	-38.07	100.00

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2016 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2015 End of June	112,917	12,527	6.97	773

July	110,097	12,214	6.94	770

August	107,667	11,945	6.88	763

September	105,141	11,664	6.79	753

October	103,524	11,485	6.77	751

November	100,569	11,157	6.74	748

December	96,532	10,709	6.70	743

2016 End of January	94,078	10,437	6.62	734

February	92,522	10,264	6.53	724

March	93,139	10,333	6.62	734

April	92,387	10,249	6.70	743

May	92,068	10,214	6.68	741

(b) Record of Distributions Paid (Class M Shares)

Period	Dividend paid per Share

From June 1, 2015 to the end of May, 2016	USD 0.174 (JPY 19)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2014 up to and including June 2016 is as follows:

					Net Asset Value per Share
		Dividend		Record	as of the Record Date

Month/Year		Dollar	Yen	Date	Dollar	Yen

2014 End of	July	0.025	2.774	7/18/14	7.17	795

	August	0.025	2.774	8/18/14	7.14	792

	September	0.025	2.774	9/18/14	7.13	791

	October	0.021	2.330	10/20/14	7.12	790

	November	0.022	2.441	11/18/14	7.09	787

	December	0.022	2.441	12/18/14	7.06	783

2015 End of	January	0.022	2.441	1/16/15	7.06	783

	February	0.018	1.997	2/18/15	7.05	782

	March	0.019	2.108	3/18/15	7.08	785

	April	0.018	1.997	4/20/15	7.09	787

	May	0.019	2.108	5/18/15	7.05	782

	June	0.014	1.553	6/18/15	6.97	773

	July	0.014	1.553	7/20/15	6.96	772

	August	0.014	1.553	8/18/15	6.95	771

	September	0.014	1.553	9/18/15	6.85	760

	October	0.014	1.553	10/19/15	6.79	753

	November	0.014	1.553	11/18/15	6.75	749

	December	0.014	1.553	12/18/15	6.74	748

2016 End of	January	0.014	1.553	1/15/16	6.65	738

	February	0.014	1.553	2/18/16	6.56	728

	March	0.016	1.775	3/18/16	6.60	732

	April	0.016	1.775	4/18/16	6.65	738

	May	0.016	1.775	5/18/16	6.66	739

	June	0.016	1.775	6/20/16	6.70	743

(c) Record of Changes in Annual Return (Class M Shares):

Annual Return

6/1/15 - 5/31/16	-2.63%

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on May 31, 2015 and the Ending NAV means net asset value per share on the end of May, 2016.

II RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of May, 2016 and number of outstanding shares of the Fund as of the end of May, 2016 are as follows:

	Number of	Number of	Number of Out-
	Shares Sold	Shares Redeemed	standing Shares

Worldwide	561,705	3,195,242	13,787,058
(In Japan)	(87,900)	(2,293,800)	(11,091,700)

III. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

Outline of Putnam Investment Management, LLC ("Investment Management Company")

(1) Amount of Capital Stock:

1. Amount of Member's Equity (as of the end of May, 2016) (Unaudited.): $28,087,912* (approximately JPY 3.1 billion)

2. Amount of member's equity (for the past five years) (Unaudited.):

Amount of
Year	Member's Equity

End of 2011	$135,510,826
End of 2012	$21,073,034*
End of 2013	$34,533,038*
End of 2014	$33,925,237*
End of 2015	$32,258,387*

* Consists of all component of equity and Parent Company relationship.

(2) Description of Business and Outline of Operation (Unaudited.):

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2016, the Investment Management Company managed, advised, and/or administered the following 117 funds and fund portfolios (having an aggregate net asset value of nearly $72.7 billion):

			(As of the end of May, 2016)

Name of	Principal Characteristics	Number of the	Total Net Asset Value
Country		Funds	($ million)

	Closed-end bond fund	6	$2,223.79

	Open-end balanced fund	11	$7,064.75

U.S.A.	Open-end bond fund	37	$22,530.50

	Open-end equity fund	63	$40,908.94

	Total	117	$72,727.98

(3) Miscellaneous

Not applicable.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT

MANAGEMENT COMPANY

[Translation of Audited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 29, 2016

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 377.2 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 110.94 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 2016.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on April 8, 2016 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

1. Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment

	[Original Japanese SRS]		[Aforementioned Semi-annual Report]
I.	Description of the Fund	IV.	OUTLINE OF THE MANAGEMENT
1.	NATURE OF THE FUND		COMPANY
(3)	Structure of the Fund		Outline of Putnam Investment Management,
(iv)	Outline of Investment Management Company		LLC ("Investment Management Company")
(E)	Amount of Capital Stock	(1)	Amount of Capital Stock

5.	Status of Investment Portfolio	I	Status of Investment Portfolio of the Fund
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets (Class M	(a)	Record of Changes in Net Assets (Class M
	Shares)		Shares)
	(Regarding the amounts as at the end of each		(Regarding the amounts as at the end of each
	month during one-year period from, and		month during one-year period from, and
	including, the latest relevant date		including, the latest relevant date
	appertaining to the filing date of the original		appertaining to the filing date of the
	Japanese SRS)		afore-mentioned Semi-annual Report)
(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M
	Shares)		Shares)
	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese SRS)		relevant date of the afore-mentioned

Semi-annual Report)
(c)
(c) Record of Annual Return (Class M Shares)		Record of Annual Return (Class M Shares)
(The record of annual return during one year
period up to the latest relevant date of the
afore-mentioned Semi-annual Report is
added.)

(d) Record of Sales and Repurchases (Class M	II.	Record of Sales and Repurchases (Class M
Shares)		Shares)

(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

With respect to Section III. the Financial Conditions of the Fund in the original SRS, Item III. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

Part III. SPECIAL INFORMATION

I.	Outline of the Management Company	IV.	Outline of the Management Company
2.	Description of Business and Outline of	(2)	Summary of Business and Outline of
	Operation		Operation
5.	Miscellaneous	(3)	Miscellaneous
(e)	Litigation, etc.

With respect to Section 3.B. the Financial Conditions of the Investment Management Company in the original SRS, Item V. Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2. Due to the fact that there are the matters to be modified:

5. STATUS OF INVESTMENT FUND

(2) Investment Assets:

Updated [Please refer to the attached EXCEL Sheet (Top 30).].

Attachment A:

With respect to Attachment, the relevant information from March 2016 to June 2016 is added as follows:

[Before Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to February 2016 )

Year / Month	Amount of Dividend	Ex-dividend Date	Net asset value per share as
	Paid (US$)		at the ex-dividend date

	(Omitted.)

2016 January	0.014	1/19/2016	6.63
February	0.014	2/19/2016	6.55

- Omitted. -

[After Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to June 2016 )

Year / Month		Amount of Dividend	Ex-dividend Date	Net asset value per share as
		Paid (US$)		at the ex-dividend date

(Omitted.)

2016	January	0.014	1/19/2016	6.63
February		0.014	2/19/2016	6.55
March		0.016	3/21/2016	6.58

April		0.016	4/19/2016	6.64

May		0.016	5/19/2016	6.65

June		0.016	6/21/2016	6.67

- Omitted. -